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[logo] PIONEER Investments(R)

August 14, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:     Pioneer Series Trust VII
        (File Nos. 333-62166; 811-10395)
        CIK No. 0001140157

Ladies and Gentlemen:

On behalf of Pioneer Series Trust VII (the "Trust"), a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Global Multisector Income Fund (formerly, Pioneer Global Aggregate Bond Fund) (the "Fund"), a series of the Trust. These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated August 1, 2013, as filed under Rule 497(e) on August 1, 2013 (SEC Accession No. 0001140157-13-000017).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
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Thomas Reyes
Assistant Secretary

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

                "Member of the UniCredit S.p.A. banking group"

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                      PIONEER GLOBAL MULTISECTOR INCOME FUND
                   (formerly, Pioneer Global Aggregate Bond Fund)
                     (A SERIES of PIONEER SERIES TRUST VII)

                                 EXHIBIT INDEX

Index Number   Description of Index
------------   --------------------------------------------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Document
EX-101.DEF     XBRL Taxonomy Extension Definition Document
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase